FINANCIAL INSTRUMENTS (Tables)	9 Months Ended
Sep. 30, 2011
Financial Instruments [Abstact]
Investing Results

Investing Results
In millions	2010	2009	2008
Proceeds from sales of available-for-sale securities	$981	$593	$851
Gross realized gains	$69	$32	$56
Gross realized losses	$(26)	$(28)	$(18)

Contractual Maturities of Debt Securities

Contractual Maturities of Debt Securities at December 31, 2010
In millions	Amortized Cost	Fair Value
Within one year	$46	$46
One to five years	525	572
Six to ten years	547	585
After ten years	245	269
Total	$1,363	$1,472

Fair Value and Gross Unrealized Losses of Investments Temporarily Impaired

Temporarily Impaired Securities at December 31, 2010 (1)
	Less than 12 months
In millions	Fair Value	Unrealized Losses
Debt securities:
Government debt (2)	$62	$(2)
Corporate bonds	43	(1)
Total debt securities	$105	$(3)
Equity securities	52	(3)
Total temporarily impaired securities	$157	$(6)

(1)	Unrealized losses of 12 months or more were less than $1 million.

(2)	U.S. Treasury obligations, U.S. agency obligations, agency mortgage-backed securities and other municipalities’ obligations.

Temporarily Impaired Securities at December 31, 2009
	Less than 12 months		12 months or more		Total
In millions	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Debt securities:
Government debt (1)	$217	$(4)	$—	$—	$217	$(4)
Corporate bonds	27	(1)	13	(1)	40	(2)
Total debt securities	$244	$(5)	$13	$(1)	$257	$(6)
Equity securities	40	(2)	7	(1)	47	(3)
Total temporarily impaired securities	$284	$(7)	$20	$(2)	$304	$(9)

(1)	U.S. Treasury obligations, U.S. agency obligations, agency mortgage-backed securities and other municipalities’ obligations.

Fair Value of Financial Instruments

Fair Value of Financial Instruments at December 31
	2010				2009
In millions	Cost	Gain	Loss	Fair Value	Cost	Gain	Loss	Fair Value
Marketable securities: (1)
Debt securities:
Government debt (2)	$603	$40	$(2)	$641	$676	$25	$(4)	$697
Corporate bonds	760	72	(1)	831	868	56	(2)	922
Total debt securities	$1,363	$112	$(3)	$1,472	$1,544	$81	$(6)	$1,619
Equity securities	501	94	(3)	592	455	65	(3)	517
Total marketable securities	$1,864	$206	$(6)	$2,064	$1,999	$146	$(9)	$2,136
Long-term debt including debt due within one year (3)	$(22,360)	$175	$(2,530)	$(24,715)	$(20,234)	$126	$(1,794)	$(21,902)
Derivatives relating to:
Foreign currency	$—	$40	$(38)	$2	$—	$81	$(20)	$61
Commodities	$—	$14	$(4)	$10	$—	$5	$(18)	$(13)

(1) Included in “Other investments” in the consolidated balance sheets.
(2) U.S. Treasury obligations, U.S. agency obligations, agency mortgage-backed securities and other municipalities’ obligations.
(3) Cost includes fair value adjustments of $23 million at December 31, 2010 and $25 million at December 31, 2009.

Notional Amount of Commodity Forward Contracts

Commodity	2010	2009	Notional Volume Unit
Crude Oil	0.1	0.7	million barrels
Ethane	1.6	—	million barrels
Naphtha	—	50	kilotons
Natural Gas	2.7	2.0	million million British thermal units

Notional Amount of Other Commodity Contracts

Commodity	2010	2009	Notional Volume Unit
Ethane	3.8	0.9	million barrels
Natural Gas	12.0	2.8	million million British thermal units

Schedule Fair Values of Derivative Instruments

Fair Value of Derivative Instruments at December 31 In millions	Balance Sheet Classification	2010	2009
Asset Derivatives
Derivatives designated as hedges:
Foreign currency	Accounts and notes receivable – Other	$9	$4
Commodities	Accounts and notes receivable – Other	7	4
Total derivatives designated as hedges		$16	$8
Derivatives not designated as hedges:
Foreign currency	Accounts and notes receivable – Other	$77	$125
Commodities	Accounts and notes receivable – Other	23	28
Total derivatives not designated as hedges		$100	$153
Total asset derivatives		$116	$161
Liability Derivatives
Derivatives designated as hedges:
Foreign currency	Accounts payable – Other	$20	$3
Commodities	Accounts payable – Other	8	—
Total derivatives designated as hedges		$28	$3
Derivatives not designated as hedges:
Foreign currency	Accounts payable – Other	$64	$65
Commodities	Accounts payable – Other	16	42
Total derivatives not designated as hedges		$80	$107
Total liability derivatives		$108	$110

Schedule of Gain Loss Effect of Derivative Instruments

Effect of Derivative Instruments at December 31, 2010 In millions	Change in Unrealized Gain (Loss) in AOCI (1,2)	Income Statement Classification	Loss Reclassified from AOCI to Income (3)	Additional Gain (Loss) Recognized in Income (3,4)
Derivatives designated as hedges:
Fair value:
Interest rates	$—	Interest expense (5)	$(1)	$(2)
Cash flow:
Commodities	(10)	Cost of sales	(14)	—
Foreign currency	1	Cost of sales	—	—
Net foreign investment:
Foreign currency	(16)	n/a	—	—
Total derivatives designated as hedges	$(25)		$(15)	$(2)
Derivatives not designated as hedges:
Foreign currency (6)	$—	Sundry income – net	$—	$155
Commodities	—	Cost of sales	—	5
Total derivatives not designated as hedges	$—		$—	$160
Total derivatives	$(25)		$(15)	$158

Effect of Derivative Instruments at December 31, 2009 In millions	Change in Unrealized Loss in AOCI (1,2)	Income Statement Classification	Gain (Loss) Reclassified from AOCI to Income (3)	Additional Gain (Loss) Recognized in Income (3,4)
Derivatives designated as hedges:
Fair value:
Interest rates	$—	Interest expense (5)	$—	$(1)
Cash flow:
Interest rates	—	Cost of sales	(9)	—
Interest rates	—	Interest expense (5)	(1)	—
Commodities	(2)	Cost of sales	(306)	(1)
Foreign currency	(10)	Cost of sales	11	—
Total derivatives designated as hedges	$(12)		$(305)	$(2)
Derivatives not designated as hedges:
Foreign currency (6)	$—	Sundry income – net	$—	$(32)
Commodities	—	Cost of sales	—	3
Total derivatives not designated as hedges	$—		$—	$(29)
Total derivatives	$(12)		$(305)	$(31)

(1)	Accumulated other comprehensive income (loss) (“AOCI”).

(2)
Net unrealized gains (losses) from hedges related to interest rates and commodities are included in “Accumulated Derivative Gain (Loss) – Net hedging results” in the consolidated statements of equity; net unrealized gains (losses) from hedges related to foreign currency (net of tax) are included in “Cumulative Translation Adjustments – Translation adjustments” in the consolidated statements of equity.

(3)	Pretax amounts.

(4)	Amounts impacting income not related to AOCI reclassification; also includes immaterial amounts of hedge ineffectiveness.

(5)	Interest expense and amortization of debt discount.

(6)	Foreign currency derivatives not designated as hedges are offset by foreign exchange gains/losses resulting from the underlying exposures of foreign currency denominated assets and liabilities.